NOTE 16 - DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated fair values of the liabilities for warrant derivative

BSM Inputs
Warrants
	During the year ending December 31, 2018	During the year ending December 31, 2017
Expected Volatility	—	37% to 144%
Expected Remaining Term	—	4.07 years to 5.00 years
Risk Free Interest Rate	—	1.80% to 2.13%